Filed with the Securities and Exchange Commission on September 28, 2018
Securities Act of 1933 File No. 033-70958
Investment Company Act of 1940 File No. 811-08104

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 102
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 104
(Check appropriate box or boxes.)

TOUCHSTONE FUNDS GROUP TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on November 1, 2018 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A for Touchstone Funds Group Trust (the “Registrant”) was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on July 18, 2018 to register two new series of the Registrant: the Touchstone Anti-Benchmark® International Core Equity Fund and the Touchstone Anti-Benchmark® US Core Equity Fund. This Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating November 1, 2018 as the new date upon which the Registration Statement contained in Post-Effective Amendment No. 101 shall become effective.  This Post-Effective Amendment No. 102 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 101.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 102 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on September 28, 2018.

TOUCHSTONE FUNDS GROUP TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	September 28, 2018
Phillip R. Cox

	*	Trustee	September 28, 2018
William C. Gale

	*	Trustee	September 28, 2018
Susan J. Hickenlooper

	*	Trustee	September 28, 2018
Kevin A. Robie

	*	Trustee	September 28, 2018
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	September 28, 2018
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	September 28, 2018
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft		September 28, 2018
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 82)